UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-21290

Neiman Funds
(Exact name of registrant as specified in charter)

305 Spindrift Drive, Williamsville, NY 14221
(Address of principal executive offices)(Zip code)

Daniel Neiman
305 Spindrift Drive, Williamsville, NY 14221
(Name and address of agent for service)

Registrant's telephone number, including area code: (858) 336-0832

Date of fiscal year end: September 30

Date of reporting period: March 31, 2023

Item 1. Report to Stockholders.

ADVISORS CAPITAL FUNDS

ADVISORS CAPITAL US DIVIDEND FUND
Ticker ACUSX

ADVISORS CAPITAL SMALL/MID CAP FUND
Ticker ACSMX

ADVISORS CAPITAL TACTICAL FIXED INCOME FUND
Ticker ACTIX

ADVISORS CAPITAL ACTIVE ALL CAP FUND
Ticker ACALX

SEMI-ANNUAL REPORT March 31, 2023

Table of Contents

ADVISORS CAPITAL FUNDS
Sector Allocation	2
Performance Information	4
Schedules of Investments	8
Statements of Assets and Liabilities	14
Statements of Operations	14
Statements of Changes in Net Assets	16
Financial Highlights	18
NOTES TO FINANCIAL STATEMENTS	22
DISCLOSURE OF EXPENSES	28
ADDITIONAL INFORMATION	30

2023 Semi-Annual Report 1

Advisors Capital Funds (Unaudited)

ADVISORS CAPITAL US DIVIDEND FUND
Sector Allocation as of March 31, 2023
(As a Percentage of Net Assets Held)

ADVISORS CAPITAL SMALL/MID CAP FUND
Sector Allocation as of March 31, 2023
(As a Percentage of Net Assets Held)

2023 Semi-Annual Report 2

Advisors Capital Funds (Unaudited)

ADVISORS CAPITAL TACTICAL FIXED INCOME FUND
Sector Allocation as of March 31, 2023
(As a Percentage of Net Assets Held)

ADVISORS CAPITAL ACTIVE ALL CAP FUND
Sector Allocation as of March 31, 2023
(As a Percentage of Net Assets Held)

2023 Semi-Annual Report 3

Advisors Capital US Dividend Fund (Unaudited)

PERFORMANCE INFORMATION

TOTAL RETURNS AS OF MARCH 31, 2023

March 31, 2023 NAV $9.57

		Since
	1 Year(A)	Inception(A)
Advisors Capital US Dividend Fund	-9.20%	-2.14%
S&P 500® Index (B)	-7.73%	4.04%

Annual Fund Operating Expense Ratio (from 1/30/2023 Prospectus): 1.94%

The Fund’s expense ratio for the six month period ended March 31, 2023, can be found in the financial highlights included within this report.

(A) 1 Year and Since Inception returns include change in share prices and in each case includes reinvestment of any dividends and capital gain distributions. The Advisors Capital US Dividend Fund commenced investment operations on March 19, 2021.

(B) The S&P 500® Index is a widely recognized unmanaged index of equity prices and is representative of a broader market and range of securities than is found in the Fund’s portfolio. The Index is an unmanaged benchmark that assumes reinvestment of all distributions and excludes the effect of taxes and fees. Individuals cannot invest directly in this Index; however, an individual can invest in exchange traded funds or other investment vehicles that attempt to track the performance of a benchmark index.

PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. RETURNS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. TO OBTAIN PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END, PLEASE CALL 1-888-247-3841. AN INVESTMENT IN THE FUND IS SUBJECT TO INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED. THE FUND'S DISTRIBUTOR IS ARBOR COURT CAPITAL, LLC.

2023 Semi-Annual Report 4

Advisors Capital Small/Mid Cap Fund (Unaudited)

PERFORMANCE INFORMATION

TOTAL RETURNS AS OF MARCH 31, 2023

March 31, 2023 NAV $8.32

		Since
	1 Year(A)	Inception(A)
Advisors Capital Small/Mid Cap Fund	-9.76%	-8.66%
Russell 2500TM Index (B)	-10.39%	-5.82%

Annual Fund Operating Expense Ratio (from 1/30/2023 Prospectus): 1.94%

The Fund’s expense ratio for the six month period ended March 31, 2023, can be found in the financial highlights included within this report.

(A) 1 Year and Since Inception returns include change in share prices and in each case includes reinvestment of any dividends and capital gain distributions. The Advisors Capital Small/Mid Cap Fund commenced investment operations on March 19, 2021.

(B) The Russell 2500TM Index is an unmanaged market capitalization-weighted index measuring the performance of the 2,500 smallest companies in the Russell 3000 Index.

PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. RETURNS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. TO OBTAIN PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END, PLEASE CALL 1-888-247-3841. AN INVESTMENT IN THE FUND IS SUBJECT TO INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED. THE FUND'S DISTRIBUTOR IS ARBOR COURT CAPITAL, LLC.

2023 Semi-Annual Report 5

Advisors Capital Tactical Fixed Income Fund (Unaudited)

PERFORMANCE INFORMATION

TOTAL RETURNS AS OF MARCH 31, 2023

March 31, 2023 NAV $9.13

		Since
	1 Year(A)	Inception(A)
Advisors Capital Tactical Fixed Income Fund	-3.54%	-3.65%
Bloomberg US Intermediate Corporate Bond Index (B)	-1.99%	-2.92%

Annual Fund Operating Expense Ratio (from 1/30/2023 Prospectus): 2.13%

The Fund’s expense ratio for the six month period ended March 31, 2023, can be found in the financial highlights included within this report. The Annual Fund Operating Expense Ratio reported above may not correlate to the expense ratio in the Fund’s financial highlights because the financial highlights include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in acquired funds.

(A) 1 Year and Since Inception returns include change in share prices and in each case includes reinvestment of any dividends and capital gain distributions. The Advisors Capital Tactical Fixed Income Fund commenced investment operations on March 19, 2021.

(B) The Bloomberg US Intermediate Corporate Bond Index measures the investment grade, fixed-rate, taxable corporate bond market whose maturity ranges between 1 and 9.9999 years. It includes USD denominated securities publicly issued by US and non-US industrial, utility, and financial issuers

PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. RETURNS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. TO OBTAIN PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END, PLEASE CALL 1-888-247-3841. AN INVESTMENT IN THE FUND IS SUBJECT TO INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED. THE FUND'S DISTRIBUTOR IS ARBOR COURT CAPITAL, LLC.

2023 Semi-Annual Report 6

Advisors Capital Active All Cap Fund (Unaudited)

PERFORMANCE INFORMATION

TOTAL RETURNS AS OF MARCH 31, 2023

March 31, 2023 NAV $10.04

Since
Inception(A)
Advisors Capital Active All Cap Fund	0.42%
S&P 500® Index (B)	1.37%

Annual Fund Operating Expense Ratio (from 11/9/2022 Prospectus): 1.98%

The Fund’s expense ratio for the period November 9, 2023 through March 31, 2023, can be found in the financial highlights included within this report. The Annual Fund Operating Expense Ratio reported above may not correlate to the expense ratio in the Fund’s financial highlights because the financial highlights include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in acquired funds.

(A) Since Inception returns include change in share prices and in each case includes reinvestment of any dividends and capital gain distributions. The Advisors Capital Active All Cap Fund commenced investment operations on December 1, 2022.

(B) The S&P 500® Index is a widely recognized unmanaged index of equity prices and is representative of a broader market and range of securities than is found in the Fund’s portfolio. The Index is an unmanaged benchmark that assumes reinvestment of all distributions and excludes the effect of taxes and fees. Individuals cannot invest directly in this Index; however, an individual can invest in exchange traded funds or other investment vehicles that attempt to track the performance of a benchmark index.

PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. RETURNS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. TO OBTAIN PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END, PLEASE CALL 1-888-247-3841. AN INVESTMENT IN THE FUND IS SUBJECT TO INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED. THE FUND'S DISTRIBUTOR IS ARBOR COURT CAPITAL, LLC.

2023 Semi-Annual Report 7

Advisors Capital US Dividend Fund

	Schedule of Investments
	March 31, 2023 (Unaudited)
Shares	Fair Value	% of Net Assets

COMMON STOCKS
Aircraft Engines & Engine Parts
12,500 Honeywell International Inc.	$2,389,000	2.10%
Auto Controls for Regulating Residential & Commercial Environments
5,700 Trane Technologies PLC (Ireland)	1,048,686	0.92%
Ball & Roller Bearings
13,900 The Timken Company	1,135,908	1.00%
Electric Services
30,000 NextEra Energy, Inc.	2,312,400	2.04%
Electromedical & Electrotherapeutic Apparatus
27,800 Medtronic PLC (Ireland)	2,241,236	1.97%
Electronic Computers
29,600 Apple Inc.	4,881,040	4.30%
Farm Machinery & Equipment
5,800 Deere & Company	2,394,704	2.11%
Guided Missiles & Space Vehicles & Parts
5,800 Lockheed Martin Corporation	2,741,834	2.41%
Hospital & Medical Service Plans
4,800 UnitedHealth Group Incorporated	2,268,432	2.00%
Industrial Inorganic Chemicals
5,500 Air Products and Chemicals, Inc.	1,579,655	1.39%
Insurance Agents, Brokers & Service
7,200 Aon PLC - Class A (Ireland)	2,270,088	2.00%
Investment Advice
32,200 Blackstone Inc.	2,828,448	2.49%
Measuring & Controlling Devices, NEC
5,400 Thermo Fisher Scientific Inc.	3,112,398	2.74%
Miscellaneous Food Preparations & Kindred Products
76,700 Utz Brands, Inc. - Class A	1,263,249	1.11%
Miscellaneous Industrial & Commercial Machinery & Equipment
13,300 Eaton Corporation PLC (Ireland)	2,278,822	2.01%
National Commercial Banks
19,200 JPMorgan Chase & Co.	2,501,952
68,100 Truist Financial Corporation	2,322,210
49,500 Wells Fargo & Company	1,850,310
	6,674,472	5.87%
Natural Gas Transmission
75,800 The Williams Companies, Inc.	2,263,388	1.99%
Orthopedic, Prosthetic & Surgical Appliances & Supplies
10,000 STERIS PLC (Ireland)	1,912,800	1.68%
Petroleum Refining
19,800 Chevron Corporation	3,230,568	2.84%
Pharmaceutical Preparations
24,500 Abbott Laboratories	2,480,870
21,200 Johnson & Johnson	3,286,000
15,400 Zoetis Inc. - Class A	2,563,176
	8,330,046	7.33%
Radio & TV Broadcasting & Communications Equipment
17,900 QUALCOMM Incorporated	2,283,682	2.01%
Retail - Auto & Home Supply Stores
14,000 Advance Auto Parts, Inc.	1,702,540	1.50%
Retail - Drug Stores & Proprietary Stores
29,400 CVS Health Corporation	2,184,714	1.92%
Retail - Lumber & Other Building Materials Dealers
13,100 The Home Depot, Inc.	3,866,072	3.40%

The accompanying notes are an integral part of these financial statements.

2023 Semi-Annual Report 8

Advisors Capital US Dividend Fund

	Schedule of Investments
	March 31, 2023 (Unaudited)
Shares	Fair Value	% of Net Assets

COMMON STOCKS
Retail - Variety Stores
3,300 Costco Wholesale Corp.	$1,639,671
15,429 Target Corporation	2,555,506
	4,195,177	3.69%
Security & Commodity Brokers, Dealers, Exchanges & Services
9,100 CME Group Inc.	1,742,832	1.53%
Security Brokers, Dealers & Flotation Companies
3,200 BlackRock, Inc.	2,141,184	1.88%
Semiconductors & Related Devices
4,500 Broadcom Inc.	2,886,930
10,800 Texas Instruments Incorporated	2,008,908
	4,895,838	4.31%
Services - Amusements & Recreation Services
34,800 Warner Music Group Corporation - Class A	1,161,276	1.02%
Services - Business Services, NEC
12,400 Accenture PLC - Class A (Ireland)	3,544,044
6,000 MasterCard Incorporated - Class A	2,180,460
	5,724,504	5.04%
Services - Computer Programming, Data Processing, Etc.
40,000 Alphabet, Inc. - Class A *	4,149,200	3.65%
Services - Miscellaneous Amusement & Recreation
16,000 The Walt Disney Company *	1,602,080	1.41%
Services - Prepackaged Software
3,900 Adobe, Inc. *	1,502,943
22,100 Microsoft Corporation	6,371,430
12,400 Oracle Corporation	1,152,208
	9,026,581	7.95%
Wholesale - Electronic Parts & Equipment, NEC
16,600 TE Connectivity Ltd. (Switzerland)	2,177,090	1.92%
Wholesale - Miscellaneous Durable Goods
3,900 Pool Corporation	1,335,516	1.18%
Total for Common Stocks (Cost - $106,651,010)	105,345,460	92.71%
REAL ESTATE INVESTMENT TRUSTS
17,600 Prologis, Inc.	2,195,952	1.93%
Total for Real Estate Investment Trusts (Cost $2,215,940)
MONEY MARKET FUNDS
6,673,638 Fidelity Investments Money Market Government Portfolio -	6,673,638	5.87%
Class I 4.72% **
Total for Money Market Funds (Cost $6,673,638)
Total Investments (Cost - $115,540,588)	114,215,050	100.52%
Liabilities in Excess of Other Assets	(586,796)	-0.52%
Net Assets	$113,628,254	100.00%

* Non-Income Producing Securities. ** The rate shown represents the 7-day yield at March 31, 2023. The accompanying notes are an integral part of these financial statements.

2023 Semi-Annual Report 9

Advisors Capital Small/Mid Cap Fund

	Schedule of Investments
	March 31, 2023 (Unaudited)
Shares	Fair Value	% of Net Assets

COMMON STOCKS
Abrasive, Asbestos & Miscellaneous Nonmetallic Mineral Products
15,500 Owens Corning	$1,484,900	3.17%
Ball & Roller Bearings
9,500 RBC Bearings Incorporated *	2,210,935
22,100 The Timken Company	1,806,012
	4,016,947	8.57%
Glass Containers
59,400 Stevanato Group S.p.A. (Italy)	1,538,460	3.28%
Industrial & Commercial Fans & Blowers & Air Purifing Equipment
14,000 Donaldson Company, Inc.	914,760	1.95%
Investment Advice
7,900 Evercore Inc. - Class A	911,502
26,300 PJT Partners Inc. - Class A	1,898,597
	2,810,099	5.99%
Laboratory Analytical Instruments
75,200 Avantor, Inc. *	1,589,728	3.39%
Miscellaneous Food Preparations & Kindred Products
66,200 Utz Brands, Inc. - Class A	1,090,314	2.33%
Motorcycles, Bicycles & Parts
10,600 Fox Factory Holding Corp. *	1,286,522	2.74%
National Commercial Banks
14,800 Pinnacle Financial Partners, Inc.	816,368	1.74%
Pharmaceutical Preparations
25,000 Catalent, Inc. *	1,642,750
44,600 Cryoport, Inc. *	1,070,400
	2,713,150	5.79%
Real Estate Agents & Managers (For Others)
7,910 FirstService Corporation (Canada)	1,115,231
9,700 Jones Lang LaSalle Incorporated *	1,411,253
	2,526,484	5.39%
Retail - Auto Dealers & Gasoline Stations
7,200 Casey's General Stores, Inc.	1,558,512	3.32%
Security Brokers, Dealers & Flotation Companies
74,600 Virtu Financial, Inc. - Class A	1,409,940	3.01%
Services - Business Services, NEC
27,400 Accolade, Inc. *	394,012	0.84%
Services - Detective, Guard & Armored Car Services
6,800 Allegion plc (Ireland)	725,764	1.55%
Services - Management Consulting Services
7,000 FTI Consulting, Inc. *	1,381,450	2.95%
Services - Medical Laboratories
18,900 Castle Biosciences, Inc. *	429,408	0.92%
Services - Miscellaneous Amusement & Recreation
5,500 Madison Square Garden Sports Corp. - Class A	1,071,675	2.29%
Services - Prepackaged Software
6,868 AppFolio, Inc. - Class A	854,929
29,300 Bentley Systems, Incorporated - Class B	1,259,607
17,500 BlackLine, Inc. *	1,175,125
16,000 Guidewire Software, Inc. *	1,312,800
29,500 nCino, Inc. *	731,010
24,600 Procore Technologies, Inc. *	1,540,698
	6,874,169	14.66%
State Commercial Banks
57,000 Coastal Financial Corporation *	2,052,570	4.38%

* Non-Income Producing Securities. The accompanying notes are an integral part of these financial statements.

2023 Semi-Annual Report 10

Advisors Capital Small/Mid Cap Fund

	Schedule of Investments
	March 31, 2023 (Unaudited)
Shares	Fair Value	% of Net Assets
COMMON STOCKS
Surgical & Medical Instruments & Apparatus
30,900 AtriCure, Inc. *	$1,280,805	2.73%
Television Broadcasting Stations
30,800 The Liberty Braves Group - Series C *	1,037,652	2.21%
Title Insurance
20,200 First American Financial Corporation	1,124,332	2.40%
Transportation Services
20,600 GXO Logistics, Inc. *	1,039,476	2.22%
Wholesale - Hardware & Plumbing & Heating Equipment & Supplies
6,600 Watsco, Inc.	2,099,856	4.48%
Wholesale - Miscellaneous Durable Goods
6,800 Pool Corporation	2,328,592	4.97%
Total for Common Stocks (Cost - $47,299,231)	45,595,945	97.27%
MONEY MARKET FUNDS
1,463,646 Fidelity Investments Money Market Government Portfolio -	1,463,646	3.12%
Class I 4.72% **
Total for Money Market Funds (Cost $1,463,646)
Total Investments (Cost - $48,762,877)	47,059,591	100.39%
Liabilities in Excess of Other Assets	(184,187)	-0.39%
Net Assets	$46,875,404	100.00%

* Non-Income Producing Securities. ** The rate shown represents the 7-day yield at March 31, 2023. The accompanying notes are an integral part of these financial statements.

2023 Semi-Annual Report 11

Advisors Capital Tactical Fixed Income Fund

	Schedule of Investments
	March 31, 2023 (Unaudited)
Shares	Fair Value	% of Net Assets

EXCHANGE TRADED FUNDS
Fixed Income
423,000 Invesco BulletShares 2026 Corporate Bond ETF	$8,104,680
407,000 Invesco Variable Rate Preferred ETF	9,015,050
366,100 iShares iBonds Dec 2025 Term Corporate ETF	8,980,433
252,149 iShares iBonds Dec 2027 Term Corporate ETF	6,006,189
120,400 iShares iBonds Dec 2028 Term Corporate ETF	3,002,776
72,500 iShares 0-5 Year High Yield Corporate Bond ETF	3,021,800
121,800 SPDR® Bloomberg Short Term High Yield Bond ETF	3,025,512
368,700 SPDR® Portfolio Intermediate Term Corporate Bond ETF	11,979,063
75,200 Vanguard Intermediate-Term Corporate Bond Index Fund ETF	6,032,544
Total for Exchange Traded Funds (Cost - $59,242,133)	59,168,047	97.24%
MONEY MARKET FUNDS
2,096,099 Fidelity Investments Money Market Government Portfolio -	2,096,099	3.45%
Class I 4.72% **
Total for Money Market Funds (Cost $2,096,099)

Total Investments (Cost - $61,338,232)	61,264,146	100.69%
Liabilities in Excess of Other Assets	(418,807)	-0.69%
Net Assets	$60,845,339	100.00%

** The rate shown represents the 7-day yield at March 31, 2023. The accompanying notes are an integral part of these financial statements.

2023 Semi-Annual Report 12

Advisors Capital Active All Cap Fund

	Schedule of Investments
	March 31, 2023 (Unaudited)
Shares	Fair Value	% of Net Assets

EXCHANGE TRADED FUNDS
Equity Income
8,500 iShares Core S&P 500 ETF (a)	$3,494,180
1,800 iShares Core S&P Mid-Cap ETF	450,288
10,400 Schwab U.S. Small-Cap ETF	436,072
26,000 SPDR® Portfolio S&P 1500 Composite Stock Market ETF	1,311,180
6,000 Vanguard Growth Index Fund ETF	1,496,640
10,700 Vanguard Value Index Fund ETF	1,477,777
Total for Exchange Traded Funds (Cost - $8,502,926)	8,666,137	89.95%
MONEY MARKET FUNDS
1,138,761 Fidelity Investments Money Market Government Portfolio -	1,138,761	11.82%
Class I 4.72% **
Total for Money Market Funds (Cost $1,138,761)

Total Investments (Cost - $9,641,687)	9,804,898	101.77%
Liabilities in Excess of Other Assets	(170,549)	-1.77%
Net Assets	$9,634,349	100.00%

(a) Additional information, including current Prospectus and Annual Report, is available at: https://www.ishares.com/prospectus. ** The rate shown represents the 7-day yield at March 31, 2023.

The accompanying notes are an integral part of these financial statements.

2023 Semi-Annual Report 13

Advisors Capital Funds

Statements of Assets and Liabilities (Unaudited)	US Dividend	Small/Mid
March 31, 2023	Fund	Cap Fund

Assets:
Investment at Fair Value*	$114,215,050	$47,059,591
Receivable for Fund Shares Sold	322,837	-
Dividends Receivable	59,323	15,069
Total Assets	114,597,210	47,074,660
Liabilities:
Payable for Fund Shares Redeemed	35,000	-
Payable for Securities Purchased	643,133	93,274
Management Fees Payable	155,549	65,920
Distribution Fees Payable	135,274	40,062
Total Liabilities	968,956	199,256
Net Assets	$113,628,254	$46,875,404
Net Assets Consist of:
Paid In Capital	$119,421,390	$52,035,480
Total Accumulated Deficit	(5,793,136)	(5,160,076)
Net Assets	$113,628,254	$46,875,404

Net Asset Value, Offering Price and Redemption Price per Share	$9.57	$8.32

* Investments at Identified Cost	$115,540,588	$48,762,877

Shares Outstanding (Unlimited number of shares	11,876,636	5,635,382
authorized without par value)

Statements of Operations (Unaudited)
For the six month period ended March 31, 2023

Investment Income:
Dividends (Net of foreign withholding tax of $0 and $1,427, respectively)	$1,056,868	$231,197
Total Investment Income	1,056,868	231,197
Expenses:
Management Fees (Note 4)	835,277	375,622
Distribution Fees (Note 5)	123,562	55,565
Total Expenses	958,839	431,187

Net Investment Income (Loss)	98,029	(199,990)

Realized and Unrealized Gain (Loss) on Investments:
Net Realized Loss on Investments	(1,957,858)	(2,084,142)
Net Change in Net Unrealized Depreciation on Investments	12,641,406	7,338,476
Net Realized and Unrealized Gain on Investments	10,683,548	5,254,334

Net Increase in Net Assets from Operations	$10,781,577	$5,054,344

The accompanying notes are an integral part of these financial statements.

2023 Semi-Annual Report 14

Advisors Capital Funds

Statements of Assets and Liabilities (Unaudited)	Tactical Fixed	Active
March 31, 2023	Income	All Cap
	Fund	Fund

Assets:
Investment at Fair Value*	$61,264,146	$9,804,898
Cash	1,000	-
Receivable for Fund Shares Sold	377,575	164,215
Dividends Receivable	4,936	1,861
Total Assets	61,647,657	9,970,974
Liabilities:
Payable for Securities Purchased	672,301	322,246
Management Fees Payable	83,875	11,136
Distribution Fees Payable	46,142	3,243
Total Liabilities	802,318	336,625
Net Assets	$60,845,339	$9,634,349
Net Assets Consist of:
Paid In Capital	$62,713,431	$9,467,836
Total Distributable Earnings (Total Accumulated Deficit)	(1,868,092)	166,513
Net Assets	$60,845,339	$9,634,349

Net Asset Value, Offering Price and Redemption Price per Share	$9.13	$10.04

* Investments at Identified Cost	$61,338,232	$9,641,687

Shares Outstanding (Unlimited number of shares	6,661,438	959,739
authorized without par value)

Statements of Operations (Unaudited)
For the period ended March 31, 2023 **

Investment Income:
Dividends (Net of foreign withholding tax of $0 and $0, respectively)	$1,012,617	$42,808
Total Investment Income	1,012,617	42,808
Expenses:
Management Fees (Note 4)	436,885	23,760
Distribution Fees (Note 5)	64,628	3,515
Total Expenses	501,513	27,275

Net Investment Income	511,104	15,533

Realized and Unrealized Gain (Loss) on Investments:
Net Realized Loss on Investments	(939,121)	(7,081)
Net Change in Net Unrealized Appreciation (Depreciation) on Investments	2,429,692	163,211
Net Realized and Unrealized Gain on Investments	1,490,571	156,130

Net Increase in Net Assets from Operations	$2,001,675	$171,663

** The Statement of Operations for Tactical Fixed Income Fund represents the six month period ended
March 31, 2023, and the Statement of Operations for Active All Cap Fund represents the period from
November 9, 2022 (Commencement of Operations) to March 31, 2023.

The accompanying notes are an integral part of these financial statements.

2023 Semi-Annual Report 15

Advisors Capital Funds

Statements of Changes in Net Assets	US Dividend Fund		Small/Mid Cap Fund
	(Unaudited)		(Unaudited)
	10/1/2022	10/1/2021	10/1/2022	10/1/2021
	to	to	to	to
	3/31/2023	9/30/2022	3/31/2023	9/30/2022
From Operations:
Net Investment Income (Loss)	$98,029	$(148,585)	$(199,990)	$(274,378)
Net Realized Loss on Investments	(1,957,858)	(2,328,109)	(2,084,142)	(935,915)
Net Change in Unrealized Appreciation (Depreciation)
on Investments	12,641,406	(13,588,248)	7,338,476	(9,024,781)
Net Increase (Decrease) in Net Assets from Operations	10,781,577	(16,064,942)	5,054,344	(10,235,074)
From Distributions to Shareholders:	-	-	-	-
From Capital Share Transactions:
Proceeds From Sale of Shares	34,000,563	75,836,832	7,596,398	39,432,561
Shares Issued on Reinvestment of Dividends	-	-	-	-
Cost of Shares Redeemed	(7,572,919)	(7,987,654)	(5,427,021)	(3,031,000)
Net Increase from Shareholder Activity	26,427,644	67,849,178	2,169,377	36,401,561
Net Increase in Net Assets	37,209,221	51,784,236	7,223,721	26,166,487

Net Assets at Beginning of Period	76,419,033	24,634,797	39,651,683	13,485,196

Net Assets at End of Period	$113,628,254	$76,419,033	$46,875,404	$39,651,683

Share Transactions:
Issued	3,635,802	7,585,434	949,819	4,429,035
Reinvested	-	-	-	-
Redeemed	(811,816)	(852,837)	(669,293)	(360,540)
Net Increase in Shares	2,823,986	6,732,597	280,526	4,068,495
Shares Outstanding Beginning of Period	9,052,650	2,320,053	5,354,856	1,286,361
Shares Outstanding End of Period	11,876,636	9,052,650	5,635,382	5,354,856

The accompanying notes are an integral part of these financial statements.

2023 Semi-Annual Report 16

Advisors Capital Funds

			Active All Cap
Statements of Changes in Net Assets	Tactical Fixed Income Fund		Fund
	(Unaudited)		(Unaudited)
	10/1/2022	10/1/2021	11/9/2022*
	to	to	to
	3/31/2023	9/30/2022	3/31/2023
From Operations:
Net Investment Income	$511,104	$336,611	$15,533
Capital Gain Distributions from Underlying Funds	-	29,349	-
Net Realized Loss on Investments	(939,121)	(1,083,556)	(7,081)
Net Change in Unrealized Appreciation (Depreciation)
on Investments	2,429,692	(2,457,157)	163,211
Net Increase (Decrease) in Net Assets from Operations	2,001,675	(3,174,753)	171,663

From Distributions to Shareholders:	(589,215)	(71,400)	(5,150)

From Capital Share Transactions:
Proceeds From Sale of Shares	20,692,578	37,101,463	9,677,552
Shares Issued on Reinvestment of Dividends	589,215	71,400	5,150
Cost of Shares Redeemed	(2,621,952)	(3,559,900)	(214,866)
Net Increase from Shareholder Activity	18,659,841	33,612,963	9,467,836

Net Increase in Net Assets	20,072,301	30,366,810	9,634,349

Net Assets at Beginning of Period	40,773,038	10,406,228	-

Net Assets at End of Period	$60,845,339	$40,773,038	$9,634,349

Share Transactions:
Issued	2,285,153	3,956,564	981,234
Reinvested	65,834	7,090	554
Redeemed	(290,826)	(386,252)	(22,049)
Net Increase in Shares	2,060,161	3,577,402	959,739
Shares Outstanding Beginning of Period	4,601,277	1,023,875	-
Shares Outstanding End of Period	6,661,438	4,601,277	959,739

* Commencement of Operations. The accompanying notes are an integral part of these financial statements.

2023 Semi-Annual Report 17

Advisors Capital US Dividend Fund

Financial Highlights
	(Unaudited)
Selected data for a share outstanding throughout the period:	10/1/2022		10/1/2021	3/19/2021*
	to		to	to
	3/31/2023		9/30/2022	9/30/2021
Net Asset Value - Beginning of Period	$8.44		$10.62	$10.00
Net Investment Income (Loss) (a)	0.01		(0.03)	(0.02)
Net Gain (Loss) on Investments (Realized and Unrealized) (b)	1.12		(2.15)	0.64
Total from Investment Operations	1.13		(2.18)	0.62
Distributions (From Net Investment Income)	-		-	-
Distributions (From Capital Gains)	-		-	-
Total Distributions	-		-	-
Net Asset Value - End of Period	$9.57		$8.44	$10.62
Total Return (c)	13.39%	**	(20.53)%	6.20%	**

Ratios/Supplemental Data
Net Assets - End of Period (Thousands)	$113,628		$76,419	$24,635

Ratio of Expenses to Average Net Assets	1.94%	***	1.95%	1.99%	***
Ratio of Net Investment Income (Loss) to Average Net Assets	0.20%	***	(0.30)%	(0.39)%	***

Portfolio Turnover Rate	8.57%	**	18.84%	19.32%	**

* Commencement of Operations.
** Not Annualized.
*** Annualized.
(a) Per share amounts were calculated using the average shares method.
(b) Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to recon-
cile the change in net asset value for the period, and may not reconcile with the aggregate gains and losses in the
Statement of Operations due to share transactions for the period.
(c) Total return represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and distributions, if any.

The accompanying notes are an integral part of these financial statements.

2023 Semi-Annual Report 18

Advisors Capital Small/Mid Cap Fund

Financial Highlights
	(Unaudited
Selected data for a share outstanding throughout the period:	10/1/2022		10/1/2021	3/19/2021*
	to		to	to
	3/31/2023		9/30/2022	9/30/2021
Net Asset Value - Beginning of Period	$7.40		$10.48	$10.00
Net Investment Loss (a)	(0.04)		(0.10)	(0.08)
Net Gain (Loss) on Investments (Realized and Unrealized) (b)	0.96		(2.98)	0.56
Total from Investment Operations	0.92		(3.08)	0.48
Distributions (From Net Investment Income)	-		-	-
Distributions (From Capital Gains)	-		-	-
Total Distributions	-		-	-

Net Asset Value - End of Period	$8.32		$7.40	$10.48
Total Return (c)	12.43%	**	(29.39)%	4.80%	**
Ratios/Supplemental Data
Net Assets - End of Period (Thousands)	$46,875		$39,652	$13,485
Ratio of Expenses to Average Net Assets	1.94%	***	1.95%	1.99%	***
Ratio of Net Investment Loss to Average Net Assets	(0.90)%	***	(1.11)%	(1.32)%	***
Portfolio Turnover Rate	13.58%	**	14.66%	13.22%	**

* Commencement of Operations.
** Not Annualized.
*** Annualized.
(a) Per share amounts were calculated using the average shares method.
(b) Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to recon-
cile the change in net asset value for the period, and may not reconcile with the aggregate gains and losses in the
Statement of Operations due to share transactions for the period.
(c) Total return represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and distributions, if any.

The accompanying notes are an integral part of these financial statements.

2023 Semi-Annual Report 19

Advisors Capital Tactical Fixed Income Fund

Financial Highlights
	(Unaudited
Selected data for a share outstanding throughout the period:	10/1/2022		10/1/2021	3/19/2021*
	to		to	to
	3/31/2023		9/30/2022	9/30/2021
Net Asset Value - Beginning of Period	$8.86		$10.16	$10.00
Net Investment Income (a) (e)	0.09		0.15	0.03
Net Gain (Loss) on Investments (Realized and Unrealized) (b)	0.28		(1.41)	0.13
Total from Investment Operations	0.37		(1.26)	0.16
Distributions (From Net Investment Income)	(0.10)		-	-
Distributions (From Capital Gains)	-		(0.04)	-
Total Distributions	(0.10)		(0.04)	-
Net Asset Value - End of Period	$9.13		$8.86	$10.16
Total Return (c)	4.19%	**	(12.41)%	1.60%	**

Ratios/Supplemental Data
Net Assets - End of Period (Thousands)	$60,845		$40,773	$10,406
Ratio of Expenses to Average Net Assets (d)	1.94%	***	1.95%	1.99%	***
Ratio of Net Investment Income to Average Net Assets (d) (e)	1.98%	***	1.60%	0.54%	***
Portfolio Turnover Rate	27.56%	**	80.56%	0.00%	**

* Commencement of Operations.
** Not Annualized.
*** Annualized.
(a) Per share amounts were calculated using the average shares method.
(b) Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to recon-
cile the change in net asset value for the period, and may not reconcile with the aggregate gains and losses in the
Statement of Operations due to share transactions for the period.
(c) Total return represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and distributions, if any.
(d) These ratios exclude the impact of expenses of the underlying investment security holdings listed in the
Schedule of Investments.
(e) Recognition of the net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment security holdings listed on the Schedule of Investments.

The accompanying notes are an integral part of these financial statements.

2023 Semi-Annual Report 20

Advisors Capital Active All Cap Fund

Financial Highlights
	(Unaudited)
Selected data for a share outstanding throughout the period:	11/9/2022*
	to
	3/31/2023
Net Asset Value - Beginning of Period	$10.00
Net Investment Income (a) (e)	0.04
Net Gain on Investments (Realized and Unrealized) (b)	0.02
Total from Investment Operations	0.06
Distributions (From Net Investment Income)	(0.02)
Distributions (From Capital Gains)	-
Total Distributions	(0.02)
Net Asset Value - End of Period	$10.04
Total Return (c)	0.42%	** (f)

Ratios/Supplemental Data
Net Assets - End of Period (Thousands)	$9,634
Ratio of Expenses to Average Net Assets (d)	1.94%	***
Ratio of Net Investment Income to Average Net Assets (d) (e)	1.10%	***
Portfolio Turnover Rate	31.62%	**

* Commencement of Operations.
** Not Annualized.
*** Annualized.
(a) Per share amounts were calculated using the average shares method.
(b) Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to recon-
cile the change in net asset value for the period, and may not reconcile with the aggregate gains and losses in the
Statement of Operations due to share transactions for the period.
(c) Total return represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and distributions, if any.
(d) These ratios exclude the impact of expenses of the underlying investment security holdings listed in the
Schedule of Investments.
(e) Recognition of the net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment security holdings listed on the Schedule of Investments.
(f) Total return was determined beginning from the Commencement of Investment Operations, December 1, 2022.

The accompanying notes are an integral part of these financial statements.

2023 Semi-Annual Report 21

NOTES TO FINANCIAL STATEMENTS
ADVISORS CAPITAL FUNDS
MARCH 31, 2023
(UNAUDITED)

1.) ORGANIZATION
The Advisors Capital Funds (each a “Fund” and collectively the “Funds”) are series of Neiman Funds (the “Trust”). The Trust is an open-end investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated January 3, 2003, that offers shares of beneficial interest in a number of separate series, each series representing a distinct fund with its own investment objectives and policies. Advisors Capital US Dividend Fund (“US Dividend Fund”), Advisors Capital Small/Mid Cap Fund (“Small/Mid Cap Fund”), and Advisors Capital Tactical Fixed Income Fund (“Tactical Fixed Income Fund”) were each organized as a diversified series of the Trust, on February 1, 2021, and commenced operations on March 19, 2021. The Advisors Capital Active All Cap Fund (“Active All Cap Fund”) was organized as a diversified series of the Trust, on November 9, 2022, commenced operations on November 9, 2022, and investment operations commenced on December 1, 2022. The investment advisor to the Funds is AC Funds, LLC (the “Advisor”). The sub-advisor to the Funds is Advisors Capital Management, LLC (the “Sub-Advisor”). The investment objective of US Dividend Fund, Small/Mid Cap Fund, and Active All Cap Fund is to seek long-term capital appreciation. The investment objective of Tactical Fixed Income Fund is total return with capital preservation as a secondary objective.

2.) SIGNIFICANT ACCOUNTING POLICIES
The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Funds follow the significant accounting policies described in this section.

SECURITY VALUATION
All investments in securities are recorded at their estimated fair value, as described in Note 3.

FEDERAL INCOME TAXES
The Funds’ policy is to continue to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all of their taxable income to shareholders. Therefore, no federal income tax provision is required. It is the Funds’ policy to distribute annually, prior to the end of the calendar year, dividends sufficient to satisfy excise tax requirements of the Internal Revenue Code. This Internal Revenue Code requirement may cause an excess of distributions over the book year-end accumulated income. In addition, it is the Funds’ policy to distribute annually, after the end of the fiscal year, any remaining net investment income and net realized capital gains.

The Funds recognize the tax benefits of certain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Funds’ tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years. The Funds identify their major tax jurisdictions as U.S. Federal and State tax authorities; however the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense on the Statements of Operations. During the Period Ended March 31, 2023*, the Funds did not incur any interest or penalties.

DISTRIBUTIONS TO SHAREHOLDERS
Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The Funds may utilize earnings and profits distributed to shareholders on redemptions of shares as part of the dividends paid deduction. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassification will have no effect on net assets, results of operations or net asset values per share of any Fund.

USE OF ESTIMATES
The financial statements are prepared in accordance with GAAP, which requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

* Throughout the Notes to the Financial Statements, the "Period Ended March 31,
2023" represents the six month period ended March 31, 2023 for the US Dividend
Fund, Small/Mid Cap Fund, and Tactical Fixed Income Fund, and the period from
November 9, 2022 (Commencement of Operations) through March 31, 2023 for the
Active All Cap Fund.

2023 Semi-Annual Report 22

Notes to Financial Statements (Unaudited) - continued

OTHER
The Funds record security transactions based on a trade date. Dividend income is recognized on the ex-dividend date, and interest income, if any, is recognized on an accrual basis. The Funds use the specific identification method in computing gain or loss on the sale of investment securities. Long-term capital gain distributions received are recorded as capital gain distributions from investment companies, and short-term capital gain distributions received are recorded as dividend income. The Funds may invest in real estate investment trusts (“REITs”) that pay distributions to their shareholders based on available funds from operations. It is common for these distributions to exceed the REITs’ taxable earnings and profits resulting in the excess portion of such distribution to be designated as return of capital. Distributions received from REITs are generally recorded as dividend income and, if necessary, are reclassified annually in accordance with tax information provided by the underlying REITs.

EXPENSES
Expenses incurred by the Trust that do not relate to a specific fund of the Trust are allocated to the individual Fund based on each Fund’s relative net assets or by another appropriate method.

ORGANIZATIONAL & OFFERING EXPENSES
All costs incurred by the Active All Cap Fund in connection with the organization, offering and initial registration of the Fund, principally professional fees, were paid on behalf of the Fund by the Advisor and will not be borne by the Fund and are not recoupable in the future.

3.) SECURITIES VALUATIONS
The Funds utilize various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

FAIR VALUE MEASUREMENTS
A description of the valuation techniques applied to the Funds’ major categories of assets measured at fair value on a recurring basis follows.

Equity securities (common stocks, including ADRs, ETFs and REITs). Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Fund believes such prices accurately reflect the fair value of such securities. Securities that are traded on an exchange or on the NASDAQ over-the-counter market are generally valued at the last quoted sale price. Lacking a last sale price an equity security is generally valued at the last bid price. Generally, if the security is traded in an active market and is valued at the last sale price, the security is categorized as a level 1 security, and if an equity security is valued by the pricing service at its last bid, it is generally categorized as a level 2 security. If market prices are not available or, in the opinion of Fund management including as informed by the Adviser's opinion, market prices do not reflect fair value, or if an event occurs after the close of trading (but prior to the time the NAV is calculated) that materially affects fair value, the Fund through the Adviser may value the Fund's assets at their fair value according to policies approved by the Fund's Board of Trustees (the “Trustees” or the “Board”). Such securities are categorized in level 2 or level 3, when appropriate.

Money market funds. Money market funds are valued at net asset value provided by the funds and are classified in level 1 of the fair value hierarchy.

2023 Semi-Annual Report 23

Notes to Financial Statements (Unaudited) - continued

The following tables summarize the inputs used to value each Fund’s assets measured at fair value as of March 31, 2023:

US Dividend Fund:
Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$105,345,460	$ -	$ -	$105,345,460
Real Estate Investment Trusts	2,195,952	-	-	2,195,952
Money Market Funds	6,673,638	-	-	6,673,638
Total	$114,215,050	$ -	$ -	$114,215,050

Small/Mid Cap Fund:
Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$45,595,945	$ -	$ -	$45,595,945
Money Market Funds	1,463,646	-	-	1,463,646
Total	$47,059,591	$ -	$ -	$47,059,591

Tactical Fixed Income Fund:
Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$59,168,047	$ -	$ -	$59,168,047
Money Market Funds	2,096,099	-	-	2,096,099
Total	$61,264,146	$ -	$ -	$61,264,146

Active All Cap Fund:
Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$8,666,137	$ -	$ -	$8,666,137
Money Market Funds	1,138,761	-	-	1,138,761
Total	$9,804,898	$ -	$ -	$9,804,898

The Funds did not hold any level 3 assets during the Period Ended March 31, 2023.

The Funds did not invest in derivative instruments during Period Ended March 31, 2023.

4.) INVESTMENT ADVISORY AGREEMENT
The Funds have entered into an investment advisory agreement (“Management Agreement”) with the Advisor. The Advisor manages the investment portfolio of each Fund, subject to the policies adopted by the Trust’s Board of Trustees. Under the Management Agreement, the Advisor, at its own expense and without reimbursement from the Trust, furnishes office space and all necessary office facilities, equipment and executive personnel necessary for managing the assets of each Fund. The investment advisor also pays all operating expenses of the Funds, with the exception of Rule 12b-1 fees, acquired fund fees and expenses, brokerage fees and commissions, borrowing costs (such as interest and dividends on securities sold short, if any), taxes and extraordinary expenses. The Advisor receives a per-Fund fee equal to an annual fee of 1.69% of each Fund's average daily net assets. The Sub-Adviser of the Funds has responsibility for providing investment ideas and recommendations for the assets of the Funds, subject to the supervision of the Advisor. As full compensation for all services rendered, including investment ideas and recommendations for the assets of the Funds, the Advisor pays the Sub-Adviser a sub-advisor fee.

For Period Ended March 31, 2023, the Advisor earned management fees in the amounts of $835,277, $375,622, $436,885, and $23,760 for the US Dividend Fund, Small/Mid Cap Fund, Tactical Fixed Income Fund and Active All Cap Fund, respectively. At March 31, 2023, $155,549, $65,920, $83,875 and $11,136 was due to the Advisor from US Dividend Fund, Small/Mid Cap Fund, Tactical Fixed Income Fund and Active All Cap Fund, respectively.

5.) DISTRIBUTION AND SHAREHOLDER SERVICING PLAN
The Funds have adopted a plan pursuant to Rule 12b-1 under the 1940 Act (the “Plan”) that allows each Fund to pay distribution and other fees (“Rule 12b-1 Fees”) for the sale and distribution of the Fund’s shares and for services provided to shareholders by the Distributor or other service providers. The Plan permits the Funds to pay the Rule 12b-1 Fees as compensation for services and expenses in connection with the distribution of each Fund’s shares. The Distributor must authorize all payments made under the plan and may pay any or all amounts received under the Plan to other persons for any distribution, promotional or shareholder support services. Up to 0.25% of the Rule 12b-1 Fee may be characterized as a shareholder servicing fee. Each Fund pays an annual Rule 12b-1 Fee equal to 0.25% of its average daily net assets. Because these fees are paid out of a Fund’s assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

During the Period Ended March 31, 2023, there was $123,562, $55,565, $64,628 and $3,515 of 12b-1 fees incurred by the US Dividend Fund, Small/Mid Cap Fund, Tactical Fixed Income Fund and Active All Cap Fund, respectively. As of March 31, 2023, the Funds had an accrued liability of $135,274, $40,062, $46,142 and $3,243 for the US Dividend Fund, Small/Mid Cap Fund, Tactical Fixed Income Fund and Active All Cap Fund, respectively, which represents 12b-1 fees accrued and available for payment for qualified expenses under the Plan.

2023 Semi-Annual Report 24

Notes to Financial Statements (Unaudited) - continued

6.) RELATED PARTY TRANSACTIONS
Neiman Funds Management LLC (“Neiman”), acts as Administrative Service Consultant to the Trust and monitors the performance of the Funds’ outside service providers (other than the Sub-Advisor which is monitored by the Advisor), assist in the review of regulatory filings, financial statement preparation, and board meeting materials pursuant to a supervisory agreement. For its services Neiman Funds Management LLC receives a monthly fee from the Advisor equal to an annual rate of 0.05% of each Fund’s assets under $100 million, 0.03% of the next $100 million of each Fund’s average daily net assets, and 0.02% of the average daily net assets of each Fund thereafter (subject to a minimum monthly fee of $1,000 for each Fund).

In addition, Daniel Neiman of Neiman serves as an officer, including the Chief Compliance Officer, of the Trust. Mr. Neiman is compensated by the Advisor for serving as the Chief Compliance Officer for the Funds.

The Trustees who are not interested persons of the Funds were paid a total of $7,000, in Trustees fees for the Period Ended March 31, 2023, for the Trust. Under the Management Agreement, the Advisor pays these fees.

7.) INVESTMENTS
For the Period Ended March 31, 2023, purchases and sales of investment securities other than U.S. Government obligations and short-term investments were as follows:

	US Dividend	Small/Mid	Tactical Fixed	Active All
	Fund	Cap Fund	Income Fund	Cap Fund
Purchases	$29,452,378	$7,643,285	$31,543,499	$9,578,236
Sales	$8,180,148	$5,912,223	$14,018,026	$1,068,229

There were no purchases or sales of U.S. Government obligations.

8.) CONTROL OWNERSHIP
The beneficial ownership, either directly or indirectly, of more than 25% of the voting shares of a fund creates a presumption of control of the fund, under section 2(a)(9) of the Investment Company Act of 1940, as amended. As of March 31, 2023, National Financial Services, LLC (“NFS”), Pershing, LLC and Charles Schwab, each held for the benefit of its customers, accounts in excess of 25% of the voting shares of each fund noted below. The Funds do not know whether any underlying accounts of NFS or Pershing, LLC, owned or controlled 25% or more of the voting securities of each Fund.

	Pershing, LLC	NFS	Charles Schwab
US Dividend Fund	34.39%	39.58%	–
Small/Mid Cap Fund	36.50%	30.72%	–
Tactical Fixed Income Fund	37.93%	37.99%	–
Active All Cap Fund	–	36.80%	27.75%

9.) TAX MATTERS
For federal income tax purposes, at March 31, 2023, the cost of securities on a tax basis and the composition of gross unrealized appreciation (the excess of value over tax cost) and depreciation (the excess of tax cost over value) were as follows:

	US Dividend	Small/Mid	Tactical Fixed	Active All
	Fund	Cap Fund	Income Fund	Cap Fund
Cost of Investments	$115,540,588	$48,762,877	$61,338,232	$9,641,687

Gross Unrealized Appreciation	$6,355,604	$4,495,769	$876,924	$233,277
Gross Unrealized Depreciation	(7,681,142)	(6,199,055)	(951,010)	(70,066)
Net Unrealized Depreciation
on Investments	$(1,325,538)	$(1,703,286)	$(74,086)	$163,211

The tax character of distributions was as follows:

US Dividend Fund:
	Six Months ended	Fiscal Year ended
	March 31, 2023	September 30, 2022
Ordinary Income:	$ –	$ –
Long-term Capital Gain:	–	–
	$ –	$ –

Small/Mid Cap Fund:
	Six Months ended	Fiscal Year ended
	March 31, 2023	September 30, 2022
Ordinary Income:	$ –	$ –
Long-term Capital Gain:	–	–
	$ –	$ –

Notes to Financial Statements (Unaudited) - continued

Tactical Fixed Income Fund:
	Six Months ended	Fiscal Year ended
	March 31, 2023	September 30, 2022
Ordinary Income:	$ 589,215	$ 71,400
Long-term Capital Gain:	–	–
	$ 589,215	$ 71,400

Active All Cap Fund:
November 9, 2022
through March 31, 2023
Ordinary Income:	$ 5,150
Long-term Capital Gain:	–
$ 5,150

10.) CONCENTRATION OF SECTOR RISK
If a Fund has significant investments in the securities of issuers in industries within a particular sector, any development affecting that sector will have a greater impact on the value of the net assets of the Fund than would be the case if the Fund did not have significant investments in that sector. In addition, this may increase the risk of loss of an investment in the Fund and increase the volatility of the Fund’s NAV per share. From time to time, circumstances may affect a particular sector and the companies within such sector. For instance, economic or market factors, regulation or deregulation, and technological or other developments may negatively impact all companies in a particular sector and therefore the value of a Fund’s portfolio will be adversely affected. As of March 31, 2023, US Dividend Fund had 25.54% of the value of its net assets invested in stocks within the Information Technology sector.

11.) MARKET DEVELOPMENTS, EVENTS AND RISKS
Unexpected local, regional or global events, such as war; acts of terrorism; financial, political or social disruptions; natural, environmental or man-made disasters; the spread of infectious illnesses or other public health issues; and recessions and depressions could have a significant impact on each Fund and its investments and may impair market liquidity. Such events can cause investor fear, which can adversely affect the economies of nations, regions and the market in general, in ways that cannot necessarily be foreseen. The impact of COVID-19 has adversely affected, and other infectious illness outbreaks that may arise in the future could adversely affect, the economies of many nations and the entire global economy, individual issuers and capital markets in ways that cannot necessarily be foreseen. Public health crises caused by the COVID-19 outbreak may exacerbate other pre-existing political, social and economic risks in certain countries or globally. The duration of the COVID-19 outbreak and its effects cannot be determined with certainty.

12.) SUBSEQUENT EVENTS
Subsequent events after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has concluded that there is no impact requiring adjustment to or disclosure in the financial statements.

2023 Semi-Annual Report 26

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2023 Semi-Annual Report 27

DISCLOSURE OF EXPENSES (Unaudited)

The ongoing costs to shareholders associated with the US Dividend Fund, Small/Mid Cap Fund, Tactical Fixed Income Fund and Active All Cap Fund consist solely of management fees and distribution and/or service (12b-1) fees. Although the Funds charge no sales loads or transaction fees, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by Mutual Shareholder Services, LLC, the Funds’ transfer agent. IRA accounts will be charged an $8.00 annual maintenance fee. Additionally, your account will be indirectly subject to the expenses of any underlying funds. The following example is intended to help you understand your ongoing costs of investing in the Funds and to compare these costs with similar costs of investing in other mutual funds. The example is based on an investment of $1,000 invested in the Funds on October 1, 2022, and held through March 31, 2023.

The first line of each table below provides information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6) and then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period.”

The second line of each table below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses paid by a shareholder for the period. Shareholders may use this information to compare the ongoing costs of investing in the Funds and other funds. In order to do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in other funds’ shareholder reports.

Please note that the expenses shown in each table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as the annual maintenance fee charged to IRA accounts, redemption fees, or exchange fees, or the expenses of any underlying funds. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

US DIVIDEND FUND
			Expenses Paid
	Beginning	Ending	During the Period*
	Account Value	Account Value	October 1, 2022
	October 1, 2022	March 31, 2023	to March 31, 2023

Actual	$1,000.00	$1,133.89	$10.32

Hypothetical	$1,000.00	$1,015.26	$9.75
(5% annual return
before expenses)

* Expenses are equal to the Fund’s annualized expense ratio of 1.94%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

SMALL/MID CAP FUND
			Expenses Paid
	Beginning	Ending	During the Period*
	Account Value	Account Value	October 1, 2022
	October 1, 2022	March 31, 2023	to March 31, 2023

Actual	$1,000.00	$1,124.32	$10.27

Hypothetical	$1,000.00	$1,015.26	$9.75
(5% annual return
before expenses)

* Expenses are equal to the Fund’s annualized expense ratio of 1.94%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

2023 Semi-Annual Report 28

Disclosure of Expenses (Unaudited) - continued

TACTICAL FIXED INCOME FUND
			Expenses Paid
	Beginning	Ending	During the Period*
	Account Value	Account Value	October 1, 2022
	October 1, 2022	March 31, 2023	to March 31, 2023

Actual	$1,000.00	$1,041.87	$9.88

Hypothetical	$1,000.00	$1,015.26	$9.75
(5% annual return
before expenses)

* Expenses are equal to the Fund’s annualized expense ratio of 1.94%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

ACTIVE ALL CAP FUND
			Expenses Paid
	Beginning	Ending	During the Period
	Account Value	Account Value	November 9, 2022
	November 9, 2022	March 31, 2023	to March 31, 2023

Actual	$1,000.00	$1,006.21	$7.57*

Hypothetical **	$1,000.00	$1,015.26	$9.75
(5% annual return
before expenses)

* Expenses are equal to the Fund’s annualized expense ratio of 1.94%, multiplied by the average account value over the period, multiplied by 142/365 (to reflect the partial period).

** The hypothetical example is calculated assuming that the Fund has been in operation for the full six-month period from October 1, 2022 to March 31, 2023. As a result, expenses shown in this row are equal to the Fund’s annualized expense ratio of 1.94%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

2023 Semi-Annual Report 29

ADDITIONAL INFORMATION March 31, 2023 (Unaudited)

1.) AVAILABILITY OF QUARTERLY SCHEDULE OF INVESTMENTS
The Funds publicly file their complete schedules of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-PORT. The Funds’ Forms N-PORT are available on the SEC’s website at http://www.sec.gov.

2.) PROXY VOTING GUIDELINES
Advisors Capital Management, LLC, the Funds’ Sub-Advisor, is responsible for exercising the voting rights associated with the securities held by the Funds. A description of the policies and procedures used by the Sub-Advisor in fulfilling this responsibility is available without charge on the Funds’ website at www.advisorscapitalfunds.com. It is also included in the Funds’ Statement of Additional Information, which is available on the SEC’s website at http://www.sec.gov.

Form N-PX provides information regarding how the Funds voted proxies with regards to portfolio securities held during the most recent 12-month period ended June 30th and is available without charge, upon request, by calling 1-888-247-3841. This information is also available on the SEC’s website at http://www.sec.gov.

3.) APPROVAL OF INVESTMENT ADVISORY AGREEMENT (Active All Cap Fund)
At a meeting of the Board of Trustees held on September 27, 2022, the Board of Trustees considered the approval of the management agreement (the “Agreement”) between the Trust and AC Funds, LLC (the “Adviser”), on behalf of the Advisors Capital Active All Cap Fund (the “Fund”). Counsel reviewed the memorandum provided and explained that, in consideration of the approval of the Agreement, the Board should review as much information as is reasonably necessary to evaluate the terms of the contract and determine whether it is fair to the Fund and its shareholders. It was also explained that the Adviser had provided information to the Trustees necessary for evaluation of approval of the Agreement.

In reviewing the Agreement, the Board of Trustees received materials from the Adviser addressing the following factors: (i) the investment performance of the Fund and the Adviser; (ii) the nature, extent and quality of the services provided by the Adviser to the Fund; (iii) the cost of the services to be provided and the profits to be realized by the Adviser and its affiliates from the relationships with the Fund; (iv) the extent to which economies of scale will be realized as the Fund grows; and (v) whether the fee level reflects these economies of scale for the benefit of the Fund’s shareholders.

In considering the nature, extent, and quality of the services to be provided by the Adviser, the Trustees reviewed the responsibilities of the Adviser under the Agreement including a description of the services to be provided by the Adviser and those services retained by the proposed Sub-Adviser to the Fund, the professional personnel performing services that would perform services for the Fund, including the team of individuals that primarily monitor and execute the investment process. The Trustees also considered a certification from the Adviser certifying that it has adopted a Code of Ethics containing provisions reasonably necessary to prevent Access Persons, as that term is defined in Rule 17j-1 under the 1940 Act, from engaging in conduct prohibited by Rule 17j-1(b) and that it has adopted procedures reasonably necessary to prevent Access Persons from violating such Code of Ethics. In reaching their conclusions, the Trustees considered that the Adviser will delegate day-to-day investment decisions of the Fund to a sub-adviser and will generally provide management and operational oversight of the Sub-Adviser. The Trustees then reviewed practices for monitoring compliance with the Fund’s investment limitations and concluded that such practices were adequate. The Trustees also considered the coordination of services for the Fund among the Adviser and the service providers and the Adviser’s expected interactions with the Independent Trustees; and the expected efforts of the Adviser to promote the Fund and grow its assets. The Trustees noted the Adviser’s commitment to retain qualified personnel and to maintain its resources and systems to serve the Fund. The Trustees evaluated the Adviser’s personnel, including the education and experience of their personnel. The Board reviewed and discussed with the Adviser’s Form ADV and discussed the professionalism of the representative from the Adviser and the overall quality of their presentation to the Board. After reviewing the foregoing information and further information in the materials provided by the Adviser, the Board concluded that, considering all the facts and circumstances, the nature, extent, and quality of the services to be provided by the Adviser were satisfactory and adequate for the Fund.

The Trustees noted that as the Adviser does not manage any other accounts with similar strategies as those used on behalf of the Fund. The Trustees considered the investment management experience of key personnel of the Adviser related to investment management, investment oversight processes, broker selection and the management of the various trading platforms that may be used by the Sub-Adviser to manage the

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Additional Information (Unaudited) - continued

Fund’s portfolio. The Trustees concluded that the Adviser should be able to provide satisfactory oversight of the Sub-Adviser. After considering all these factors, the Board determined that the Adviser’s experience should result in satisfactory performance for the Fund and its shareholders.

As to the cost of the services to be provided and the profits to be realized by the Adviser from the relationship with the Fund, it was noted that the Adviser is responsible under the Management Agreement for paying most of the operating expenses of the Fund under a quasi-unitary fee structure that limits operating expenses. The Trustees concluded that the Adviser has sufficient financial resources to honor its fee commitment based on the projected asset sizes of the Fund. It was noted that because the Fund is a new fund the Adviser expects to make no management related profits in year one and in year two. The Trustees then discussed the Adviser’s financial condition and found it satisfactory. The Trustees also considered the fee split between the Adviser and Sub-Adviser reasonable based on their relative responsibilities.

Turning to the level of fees, the Trustees reviewed the management fee of the Fund compared to potential Morningstar categories and a Peer Group drawn from smaller funds in a sub-set of the Morningstar categories and noted that the management fee was above both the category averages and the Peer Group’s average management fees. They noted that the Fund’s management fee was within the range of reasonable fees as compared to the expected categories and Peer Group viewed together. The Trustees also noted that total expenses for the Fund were within the range of reasonable fees as compared to the categories and Peer Group viewed together. Management stated and the Trustees noted that because the Fund is new, the Adviser is responsible under the Management Agreement for paying most of the operating expenses of the Fund, expecting net management to be substantially lower in the first few years of operation of the Fund.

As for potential economies of scale, the Trustees noted that since the Fund is new, economies of scale with respect to the management of the Fund will be considered as the Fund grows.

Next, the Independent Trustees met in executive session to discuss the approval of the Agreement. The officers of the Trust were excused during this discussion.

Upon reconvening, it was the Board’s consensus (including a majority of the Independent Trustees) that the fees to be paid to the Adviser pursuant to the Agreement are reasonable, that the overall arrangement provided under the terms of the Agreement was a reasonable business arrangement, and that the approval of the Agreement was in the best interest of the Fund’s shareholders.

4.) APPROVAL OF SUB-ADVISORY AGREEMENT (Active All Cap Fund)
At a meeting of the Board of Trustees held on September 27, 2022, the Board of Trustees considered the approval of the Sub-Advisory Agreement (the “Agreement”) between the Adviser and the Sub-Adviser, with respect to the Advisors Capital Active All Cap Fund (the “Fund”). Counsel reviewed the memorandum provided by Thompson Hine LLP and explained that, in consideration of the approval of the Agreement, the Board should review as much information as is reasonably necessary to evaluate the terms of the contract and determine whether it is fair to the Fund and its shareholders. Counsel also explained that the Sub-Adviser had provided information to the Trustees necessary for evaluation of approval of the Agreement.

In reviewing the Agreement, the Board of Trustees received materials from the Sub-Adviser addressing the following factors: (i) the investment performance of the Sub-Adviser; (ii) the nature, extent and quality of the services provided by the Sub-Adviser to the Fund; (iii) the cost of the services to be provided and the profits to be realized by the Sub-Adviser and its affiliates from the relationship with the Fund; (iv) the extent to which economies of scale will be realized as the Fund grows; and (v) whether the fee levels reflect these economies of scale to the benefit of the Fund’s shareholders.

The Board discussed the background and investment management experience of the Sub-Adviser’s professional staff. A representative of the Sub-Adviser reviewed the firm’s history, background and financial industry experience. The Sub-Adviser noted that the Advisors Capital Active All Cap Fund has no performance since it is a new fund. However, the Trustees reviewed prior performance information for composites of accounts with strategies similar to those to be employed for the Advisors Capital Active All Cap Fund and found them satisfactory. A representative of the Sub-Adviser then discussed the investment strategy the Sub-Adviser will use in managing the Fund. It was noted that the investment advisory services to be rendered by the Sub-Adviser to the Fund, including investment decisions and trade executions will be provided by a team of portfolio managers. As for the nature, extent and quality of the services provided by the Sub-Adviser, the Trustees analyzed the Sub-Adviser’s experience and capabilities. The Board reviewed and discussed with the Sub-Adviser’s Form ADV and reviewed the information provided to the Board regarding the investment personnel of the Sub-Adviser. The Trustees also considered a certification from the Sub-Adviser certifying that it has adopted a Code of Ethics containing provisions reasonably necessary to prevent Access Persons, as that term is defined in Rule 17j-1 under the 1940 Act, from engaging in conduct prohibited by

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Additional Information (Unaudited) - continued

Rule 17j-1(b) and that it has adopted procedures reasonably necessary to prevent Access Persons from violating such Code of Ethics. They also reviewed the Sub-Adviser’s financial information and discussed the firm’s ability to meet its obligations under the Agreement, in light of the Sub-Adviser’s increased use of leverage. The Board concluded the Sub-Adviser has sufficient financial resources to honor its obligations to the Fund, based in part, on the projected asset sizes of the Fund. The Board concluded that the nature and extent of the services to be provided by the Sub-Adviser were consistent with their expectations. The Trustees also concluded that the Sub-Adviser has the resources to provide quality advisory services to the Fund.

The Board then considered fees charged to Sub-Adviser clients with investment strategies similar to those to be employed for the Fund. The Trustees noted that while other client fees were lower they were not genuinely comparable because of the lower regulatory burden for such client accounts when compared to the Fund. As to the cost of the services to be provided and the profits to be realized by Advisors Capital Management, LLC from the relationship with the Fund, it was noted that the Sub-Adviser was expected to be moderately profitable in year one and year two based on the estimated size of the Fund. The Trustees then discussed Advisors Capital Management, LLC’s financial condition and found it satisfactory.

Turning to the level of sub-adviser fees, the Adviser has contractually agreed to pay the Sub-Adviser an annual fee of 1.00% of the Fund's average daily net assets up to $25 million, 1.25% of the Fund’s average daily net assets over $25 million and up to $2,000 million and 1.20% of the Fund’s average daily net assets in excess of $2,000 million. The Trustees reviewed and accepted this payment schedule as a reasonable fee split between the Adviser and Sub-Adviser based on their relative responsibilities.

As for potential economies of scale, the Trustees noted that since the Fund is new, economies of scale with respect to the management of the Fund will be considered as the Fund grows.

Next, the independent Trustees met in executive session to discuss the approval of the Sub-Advisory contract. The officers of the Trust were excused during this discussion.

Upon reconvening, it was the Board’s consensus (including a majority of the independent Trustees) that the fee to be paid to Advisors Capital Management, LLC pursuant to the Agreement was reasonable, that the overall arrangement provided under the terms of the Agreement was a reasonable business arrangement, and that the approval of the Agreement was in the best interest of the Fund’s shareholders.

5.) RENEWAL OF INVESTMENT ADVISORY AGREEMENT (US Dividend Fund, Small/Mid Cap Fund and Tactical Fixed Income Fund)
At a meeting of the Board of Trustees held on November 15, 2022, the Board of Trustees considered the renewal of the management agreement (the “Agreement”) between the Trust and AC Funds, LLC (the “Adviser”), on behalf of Advisors Capital US Dividend Fund, Advisors Capital Small/Mid Cap Fund, and Advisors Capital Tactical Fixed Income Fund (the “Funds”). Counsel reviewed the memorandum provided and explained that, in consideration of the approval of the Agreement, the Board should review as much information as is reasonably necessary to evaluate the terms of the contract and determine whether it is fair to the Funds and their shareholders. It was also explained that the Adviser had provided information to the Trustees necessary for evaluation of approval of the Agreement.

In reviewing the Agreement, the Board of Trustees received materials from the Adviser addressing the following factors: (i) the nature, extent and quality of the services provided by the Adviser to the Funds; (ii) the investment performance of the Funds and the Adviser; (iii) the cost of the services to be provided and the profits to be realized by the Adviser and its affiliates from the relationships with the Funds; (iv) the extent to which economies of scale will be realized as the Funds grow; and (v) whether the fee level reflects these economies of scale for the benefit of each Fund’s shareholders.

In considering the nature, extent, and quality of the services to be provided by the Adviser, the Trustees reviewed the responsibilities of the Adviser under the Agreement including a description of the services provided by the Adviser and those services retained by the Sub-Adviser to the Funds, the professional personnel performing services that perform services for the Funds, including the team of individuals that primarily monitor and execute the investment process. The Trustees also considered a certification from the Adviser certifying that it has adopted a Code of Ethics containing provisions reasonably necessary to prevent Access Persons, as that term is defined in Rule 17j-1 under the 1940 Act, from engaging in conduct prohibited by Rule 17j-1(b) and that it has adopted procedures reasonably necessary to prevent Access Persons from violating such Code of Ethics. In reaching their conclusions, the Trustees considered that the Adviser delegates day-to-day investment decisions of the Funds to a sub-adviser and generally provides management and operational oversight of the Sub-Adviser. The Trustees then reviewed practices for monitoring compliance with the Funds’ investment limitations and concluded that such practices were adequate. The Trustees also

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Additional Information (Unaudited) - continued

considered the coordination of services for the Funds among the Adviser and the service providers and the Adviser’s interactions with the Independent Trustees; and the efforts of the Adviser to promote the Funds and grow their assets. The Trustees noted the Adviser’s commitment to retain qualified personnel and to maintain its resources and systems to serve the Funds. The Trustees evaluated the Adviser’s personnel, including the education and experience of their personnel. The Board reviewed and discussed the Adviser’s Form ADV and discussed the professionalism of the representative from the Adviser and the overall quality of their presentation to the Board. After reviewing the foregoing information and further information in the materials provided by the Adviser, the Board concluded that, considering all the facts and circumstances, the nature, extent, and quality of the services to be provided by the Adviser were satisfactory and adequate for the Funds.

As to the performance of the Funds, a report included information regarding the performance of each Fund compared to a group of funds of similar size, style and objective (the “Peer Group”). Performance data was through the period ended September 30, 2022. A report also included comparative performance information for comparable major indexes, and each Fund’s category average. The Trustees noted that as investment selection has been delegated to the Sub-Adviser, it is responsible for each Fund’s performance but would address performance with the Adviser.

The Trustees discussed each Fund’s performance in relation to the applicable Fund’s Peer Group average, category average and the comparative index for certain periods for each Fund, as detailed in the Report. The Trustees discussed with representatives of the Adviser the factors underlying the performance of the Funds over the one-year and since-inception time periods, noting that the relative performance of the Funds over the trailing one-year period and since-inception periods was below or in-line with that of each Fund’s benchmark index and category averages. The Trustees noted that the US Dividend Fund noticeably under-performed its benchmark Index and category average for the trailing one-year period and since-inception period. The Trustees noted that US Dividend Fund’s strategy is based on a long-term view and that while a high asset quality strategy focused on dividend payers may have fallen out favor recently, it would be logical for the Sub-Adviser to stay the course to allow the strategy to come to fruition. The Trustees noted that the Small/Mid Cap Fund underperformed its benchmark Index and outperformed its category average for the trailing one-year period; and outperformed and underperformed during the since-inception period. Here too, the Trustees noted they believe the Sub-Adviser should maintain the focus of its strategy in pursuit of long-term returns. The Trustees noted that the Tactical Fixed Income Fund slightly underperformed its benchmark Index and category average for the trailing one-year period and since-inception periods. The Trustees concluded the Fund was performing as designed. Additionally, for each of the Funds, the Trustees noted that performance was similar to the other accounts of the Sub-Adviser that follow a similar strategy. The Trustees noted the Adviser’s explanations, on behalf of the Sub-Adviser, for the recent and longer-term performance of each Fund and concluded, after careful review of the investment process that each Fund’s performance was consistent with performance expectations and acceptable.

As to the cost of the services provided and the profits to be realized by the Adviser from the relationship with the Funds, it was noted that the Adviser is responsible under the Agreement for paying most of the operating expenses of the Funds under a quasi-unitary fee structure that limits operating expenses. The Trustees concluded that the Adviser has sufficient financial resources to honor its fee commitment based on the current and projected asset sizes of the Funds. It was noted that because the Funds are relatively new the Adviser either made a slight profit or no profit on each Fund. The Trustees then discussed the Adviser’s financial condition and found it satisfactory. The Trustees also considered the fee split between the Adviser and Sub-Adviser reasonable based on their relative responsibilities.

Turning to the level of fees, the Trustees reviewed the management fee of each Fund compared to their respective category and Peer Group and noted that the management fee was above both the category average and the Peer Group’s average management fees for each of the Funds. Management stated and the Trustees noted that the Adviser is responsible under the Agreement for paying most of the operating expenses of the Funds. The Trustees noted that, while the fees may be higher than the Peer Group averages and/or the category averages in each case, they appeared reasonable when compared to the benchmarks’ range of fees and expenses, especially in light of the expense obligations under the Agreement. They noted that for the US Dividend Fund the management fee was within the range of reasonable fees as compared to the category and Peer Group viewed together. They noted that for Advisors Capital Small/Mid Cap Fund the management fee was within the range of reasonable fees as compared to the category and Peer Group viewed together if even a modest adjustment was made to account for the operating expenses paid under the Agreement. They noted that for the Tactical Fixed Income Fund the management fee was at the high end of category and Peer Group, but if a modest adjustment was made to account for the operating expenses paid under the Agreement the fees were reasonable. The Trustees also noted that total expenses for each Fund were within the range of reasonable fees as compared to the respective category and Peer Group viewed together.

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Additional Information (Unaudited) - continued

As for economies of scale, the Trustees discussed and considered information regarding whether economies of scale had been realized with respect to the management of the Funds, whether the Funds had appropriately benefited from any economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered that the Funds’ shareholders experienced benefits from the fact that the Adviser was obligated to pay certain of the Funds’ operating expenses, which had the effect of limiting the overall fees paid by the Funds. The Trustees agreed that, at current asset levels the fees were reasonable, and the quasi-unitary fee structure indirectly provided the benefits of economies of scale to shareholders despite the relatively small size of the Funds. The Trustees noted that they will revisit the economies of scale issue as Fund assets increase.

Next, the Independent Trustees met in executive session to discuss the approval of the Agreement. The officers of the Trust were excused during this discussion.

Upon reconvening, it was the Board’s consensus (including a majority of the Independent Trustees) that the fees to be paid to the Adviser pursuant to the Agreement are reasonable, that the overall arrangement provided under the terms of the Agreement was a reasonable business arrangement, and that the approval of the Agreement was in the best interest of each Fund’s shareholders.

6.) RENEWAL OF SUB-ADVISORY AGREEMENT (US Dividend Fund, Small/Mid Cap Fund and Tactical Fixed Income Fund)
At a meeting of the Board of Trustees held on November 15, 2022, the Board of Trustees considered the renewal of the Sub-Advisory agreement (the “Agreement”) between the Adviser and the Sub-Adviser, with respect to the Advisors Capital US Dividend Fund, Advisors Capital Small/Mid Cap Fund, and Advisors Capital Tactical Fixed Income Fund (the “Funds”). Counsel reviewed the memorandum provided and explained that, in consideration of the approval of the Agreement, the Board should review as much information as is reasonably necessary to evaluate the terms of the contract and determine whether it is fair to the Funds and their shareholders. It was also explained that the Sub-Adviser had provided information to the Trustees necessary for evaluation of approval of the Agreement.

In reviewing the continuation of the Agreement, the Board of Trustees received materials from the Sub-Adviser addressing the following factors: (i) the investment performance of the Sub-Adviser; (ii) the nature, extent and quality of the services provided by the Sub-Adviser to the Funds; (iii) the cost of the services to be provided and the profits to be realized by the Sub-Adviser and its affiliates from the relationship with the Funds; (iv) the extent to which economies of scale will be realized as the Funds grow; and (v) whether the fee levels reflect these economies of scale to the benefit of shareholders.

The Trustees reviewed the background and investment management experience of the Sub-Adviser’s professional staff, the firm’s history, and financial industry experience. The Trustees reviewed the performance of the Funds and found them satisfactory. They reviewed the investment strategy the Sub-Adviser uses in managing each Fund. It was noted that the investment advisory services rendered by the Sub-Adviser to each Fund, including investment decisions and trade executions are provided by a team of portfolio managers. As for the nature, extent and quality of the services provided by the Sub-Adviser, the Trustees analyzed the Sub-Adviser’s experience and capabilities. The Board reviewed and discussed the Sub-Adviser’s Form ADV and reviewed the information provided to the Board regarding the investment personnel of the Sub-Adviser. The Trustees also considered a certification from the Sub-Adviser certifying that it has adopted a Code of Ethics containing provisions reasonably necessary to prevent Access Persons, as that term is defined in Rule 17j-1 under the 1940 Act, from engaging in conduct prohibited by Rule 17j-1(b) and that it has adopted procedures reasonably necessary to prevent Access Persons from violating such Code of Ethics. They also reviewed the Sub-Adviser’s financial information and discussed the firm’s ability to meet its obligations under the Agreement. The Board concluded that the nature and extent of the services provided by the Sub-Adviser were consistent with their expectations. The Trustees also concluded that the Sub-Adviser has the resources to continue to provide quality advisory services to each Fund.

The Board then considered fees charged to Sub-Adviser clients with investment strategies similar to those employed for the Funds. The Trustees noted that while other client fees were lower they were not genuinely comparable because of the lower regulatory burden for such client accounts when compared to the Funds as well as the portfolio management burden imposed by the daily shareholder activity. As to the cost of the services to be provided and the profits to be realized by Advisors Capital Management, LLC from the relationship with the Funds, it was noted that the Sub-Adviser was not overly profitable, and in the case of two of the three Funds not profitable. The Trustees then discussed Advisors Capital Management, LLC’s financial condition and found it satisfactory, even though leverage had increased.

Turning to the level of sub-adviser fees, the Adviser has contractually agreed to pay the Sub-Adviser a per-Fund fee equal to an annual fee of 1.00% of each Fund's average daily net assets up to $25 million, 1.25%

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Additional Information (Unaudited) - continued

of each Fund's average daily net assets over $25 million and up to $2,000 million, 1.20% of each Fund's average daily net assets over $2,000 million. Legal counsel noted the amended break points favor the Sub-Adviser and would slightly improve the Sub-Adviser’s profitability with no effect to shareholders. The Trustees reviewed and accepted this payment schedule as a reasonable fee split between the Adviser and Sub-Adviser based on their relative responsibilities.

As for economies of scale, the Trustees discussed and considered information regarding whether economies of scale had been realized with respect to the management of the Funds, whether the Funds had appropriately benefited from any economies of scale, and whether there is potential for realization of any further economies of scale. The Trustees noted that they will revisit the economies of scale issue as Fund assets increase, but that the economies of scale issue largely resides at the Adviser level. The Trustees agreed that, at current asset levels, they did not see any immediate need for further fee concessions from the Adviser to the Sub-Adviser.

Next, the Independent Trustees met in executive session to discuss the approval of the Sub-Advisory contracts. The officers of the Trust were excused during this discussion.

Upon reconvening, it was the Board’s consensus (including a majority of the independent Trustees) that the fee to be paid to Advisors Capital Management, LLC pursuant to the Agreement was reasonable, that the overall arrangement provided under the terms of the Agreement was a reasonable business arrangement, and that the approval of continuation the Agreement was in the best interest of each Fund’s shareholders.

7.) ADDITIONAL INFORMATION
You will find more information about the Funds at www.advisorscapfunds.com. For shareholder inquiries, please call toll-free in the U.S. at 1-888-247-3841.

2023 Semi-Annual Report 35

Board of Trustees
Darla Clark
Suzanne Cowan Dimeff
Michael Lomas

Custodian
U.S. Bank, NA

Distributor
Arbor Court Capital, LLC

Fund Administrator
Premier Fund Solutions, Inc.

Independent Registered Public Accounting Firm
Cohen & Company, Ltd.

Investment Advisor
AC Funds LLC

Sub-Advisor
Advisors Capital Management, LLC

Legal Counsel
Thompson Hine LLP

Transfer Agent
Mutual Shareholder Services, LLC

This report is provided for the general information of the shareholders of the Advisors
Capital Funds. This report is not intended for distribution to prospective investors in the
Funds, unless preceded or accompanied by an effective prospectus.

Item 2. Code of Ethics. Not applicable.

Item 3. Audit Committee Financial Expert. Not applicable.

Item 4. Principal Accountant Fees and Services. Not applicable.

Item 5. Audit Committee of Listed Companies. Not applicable.

Item 6. Investments.

(a) Not applicable. Schedule filed with Item 1.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies. Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers. Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a) The Registrant’s president and chief financial officer concluded that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a -3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a -3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a -15(b) or 240.15d -15(b)).

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a -3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1) Code of Ethics. Not applicable.

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(a)(3) Not applicable.

(a)(4) Not applicable.

(b) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Neiman Funds By: /s/Daniel Neiman Daniel Neiman President Date: 6/6/2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/Daniel Neiman Daniel Neiman President Date: 6/6/2023

By: /s/Daniel Neiman Daniel Neiman Chief Financial Officer Date: 6/6/2023